SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Income before tax expenses:	$ 2,639	$ 3,393,000	$ 282,000	$ 630,000
Income before tax expenses:	$ 449	$ 577,000	$ 48,000	$ 107,000
Tax at Singapore statutory income tax rate, percentage	17.00%	17.00%	17.00%	17.00%
Tax effect of non-taxable incomes		$ (909)	$ (293)	$ (47)
Tax effect of non-taxable incomes, percentage	(26.80%)	(26.80%)	(103.90%)	(7.50%)
Income before tax expenses:	$ 439	$ 565,000	$ 605,000	$ 39,000
Tax effect of non-deductible expenses, percentage	16.70%	16.70%	214.50%	6.20%
Tax incentives		$ (133)	$ (110)
Tax incentives, percentage	(3.90%)	(3.90%)	(38.90%)
Income before tax expenses:	$ 45	$ 57,000		$ 12,000
Under provision in prior years, percentage	1.60%	1.60%		1.90%
Income before tax expenses:	$ 122	$ 157,000	$ 250,000	$ 111,000
Income tax expense and effective tax rate, percentage	4.60%	4.60%	88.70%	17.60%